Intangible Assets - Summary of Intangible Assets (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 81,826,000
Charge to consolidated statement of profit or loss	40,000,000	$ 6,320	¥ 0	¥ 26,700,000
Ending balance	10,122,000	$ 1,599	81,826,000
Cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			168,526,000
Disposal	(31,704,000)
Ending balance	136,822,000			168,526,000
Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			¥ 86,700,000
Charge to consolidated statement of profit or loss	40,000,000
Ending balance	¥ 126,700,000			¥ 86,700,000